Segment Information (Details) - Schedule of segment reporting information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 12,365	$ 9,168	$ 12,558
Operating income (loss):
Total operating income (loss)	567	(616)	747
Depreciation expense:
Total depreciation	162	159	145
Capital expenditure:
Total capital expenditure	134	88	91
Total assets:
Total assets	14,859	15,486
Property, plant and equipment, net:
Total property, plant and equipment, net	643	833
Metal stamping and Mechanical OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	7,213	5,192	6,929
Operating income (loss):
Total operating income (loss)	339	(327)	458
Depreciation expense:
Total depreciation	95	90	83
Capital expenditure:
Total capital expenditure	78	50	53
Total assets:
Total assets	7,784	7,874
Property, plant and equipment, net:
Total property, plant and equipment, net	380	474
Electric OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	5,152	3,976	5,629
Operating income (loss):
Total operating income (loss)	307	(207)	355
Depreciation expense:
Total depreciation	67	69	62
Capital expenditure:
Total capital expenditure	56	38	38
Total assets:
Total assets	6,961	7,440
Property, plant and equipment, net:
Total property, plant and equipment, net	263	359
Corporate [Member]
Operating income (loss):
Total operating income (loss)	(79)	(82)	$ (66)
Total assets:
Total assets	$ 114	$ 172